CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-In Capital	Predecessor Accumulated Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Treasury Stock	Successor	Successor Common Stock	Successor Additional Paid-In Capital	Successor Accumulated Deficit	Successor Accumulated Other Comprehensive Income (Loss)	Successor Treasury Stock
Balance at Dec. 31, 2010	$ 496,232	$ 333	$ 593,031	$ (96,824)	$ 1,865	$ (2,173)
Balance (in shares) at Dec. 31, 2010		33,336,373
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	5,935		5,935
Issuance of common stock from exercise of stock options (in shares)		43,962
Issuance of common stock from exercise of stock options	656	0	656
Issuance of common stock from vesting of restricted units (in shares)		178,507
Issuance of common stock from vesting of restricted share units	0	2	(2)
Excess tax benefits on stock options exercised and other vested share-based payments	303		303
Repurchases of common stock	(26,178)					(26,178)
Comprehensive income:
Net (loss) income	37,674			37,674
Amortization of unrecognized loss on employee benefits	(5)				(5)
Foreign currency translation adjustments	(172)				(172)
Comprehensive (loss) income	37,497
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Comprehensive income:
Net (loss) income	7,465
Balance at Mar. 30, 2012
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	15,169		15,169
Issuance of common stock from exercise of stock options (in shares)		156,297
Issuance of common stock from exercise of stock options	2,188	2	2,186
Issuance of common stock from vesting of restricted units (in shares)		253,839
Issuance of common stock from vesting of restricted share units	1	3	(2)
Excess tax benefits on stock options exercised and other vested share-based payments	4,292		4,292
Repurchases of common stock	(1,450)					(1,450)
Comprehensive income:
Net (loss) income	12,824			12,824
Amortization of unrecognized loss on employee benefits	0
Foreign currency translation adjustments	303				303
Comprehensive (loss) income	13,127
Balance at Sep. 07, 2012	547,772	340	621,568	(46,326)	1,991	(29,801)						0
Balance (in shares) at Sep. 07, 2012		33,968,978
Balance at Jun. 29, 2012
Comprehensive income:
Net (loss) income	(3,662)
Balance at Sep. 07, 2012	547,772						0					0
Comprehensive income:
Net (loss) income							(24,714)
Balance at Sep. 28, 2012
Balance at Sep. 07, 2012							0	0	0	0	0	0
Balance (in shares) at Sep. 07, 2012								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution, net (in shares)								1,468,763
Capital contribution, net							374,534	14	374,520
Share-based compensation							9,958		9,958
Issuance of common stock (in shares)								5,702
Issuance of common stock							1,455	1	1,454
Comprehensive income:
Net (loss) income							(28,444)			(28,444)
Amortization of unrecognized loss on employee benefits							0
Foreign currency translation adjustments							(33)				(33)
Comprehensive (loss) income							(28,477)
Balance at Dec. 28, 2012							357,470	15	385,932	(28,444)	(33)	0
Balance (in shares) at Dec. 28, 2012								1,474,465
Balance at Sep. 28, 2012
Comprehensive income:
Net (loss) income							(3,730)
Balance at Dec. 28, 2012							357,470					0
Comprehensive income:
Net (loss) income							(1,480)
Balance at Mar. 29, 2013
Balance at Dec. 28, 2012							357,470	15	385,932	(28,444)	(33)	0
Balance (in shares) at Dec. 28, 2012								1,474,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation							5,330		5,330
Issuance of common stock (in shares)								3,686
Issuance of common stock							939	0	939
Comprehensive income:
Net (loss) income							(6,340)			(6,340)
Amortization of unrecognized loss on employee benefits							0
Foreign currency translation adjustments							(546)				(546)
Comprehensive (loss) income							(6,886)
Balance at Dec. 27, 2013							356,853	15	392,201	(34,784)	(579)	0
Balance (in shares) at Dec. 27, 2013								1,478,151
Balance at Sep. 27, 2013
Comprehensive income:
Net (loss) income							1,174
Balance at Dec. 27, 2013							$ 356,853					$ 0